NOTE 4 – ADVANCES RECEIVABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
NOTE 4 - ADVANCES RECEIVABLE - Schedule of Cash Advances
	March 31,	December 31,
	2021	2021
Advance principal receivable -G	$52,414	$54,529
Advance principal receivable -J	21,022	21,643
Interest due	4,939	4,079
Total advances receivable	$78,375	$80,251

	December 31,	December 31,
	2021	2020
Advance principal receivable -G	$54,529	$54,496
Advance principal receivable -J	21,643	21,799
Interest due	4,079	3,116
Total advances receivable	$80,251	$79,411